Pension Plans and Similar Obligations - Sensitivity Analysis (Details) - Discount rate - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension Plans and Similar Obligations
Increase in actuarial assumption (as a percent)	0.50%	0.50%	0.50%
Decrease in actuarial assumption (as a percent)	0.50%	0.50%	0.50%
Present value of the DBO if discount rate was 50 basis points higher	€ 1,353	€ 1,277	€ 1,237
Present value of the DBO if discount rate was 50 basis points lower	1,531	1,446	1,412
Other Post Employment Plans
Pension Plans and Similar Obligations
Present value of the DBO if discount rate was 50 basis points higher	126	114	93
Present value of the DBO if discount rate was 50 basis points lower	141	123	101
Germany
Pension Plans and Similar Obligations
Present value of the DBO if discount rate was 50 basis points higher	836	806	800
Present value of the DBO if discount rate was 50 basis points lower	940	912	913
Foreign
Pension Plans and Similar Obligations
Present value of the DBO if discount rate was 50 basis points higher	391	357	344
Present value of the DBO if discount rate was 50 basis points lower	€ 450	€ 411	€ 398